JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

March 29, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”)
U.S. Growth Fund (the “Fund”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”); and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 205 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 207 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to add disclosure to an appendix to the Prospectus to reflect additional sales charge waivers for shareholders purchasing shares through certain financial intermediaries. No fees are required in connection with this filing.

Selective Review Request

Pursuant to Investment Company Act Release No. 13,768, the Trust respectfully requests selective review by the staff of the Securities and Exchange Commission (“SEC”) of the Amendment. In connection with the request for selective review of the Amendment, the Trust notes that the disclosure in the Amendment is the same in all material respects as the disclosure in the Fund’s currently effective Prospectus and Statement of Additional Information (“SAI”), except that the Amendment includes the addition of disclosure to an appendix regarding sales charge waivers for shareholders purchasing shares through certain financial intermediaries. The Fund’s currently effective Prospectus and SAI were last filed with the SEC in Post-Effective Amendment No. 200 to the Registration Statement on December 28, 2017, pursuant to Rule 485(b) under the 1933 Act (Accession No. 0001133228-17-007021). The Fund’s Prospectus and SAI were last reviewed by the Staff in Post-Effective Amendment No. 182 to the Registration Statement, which was filed with the SEC on February 8, 2017, pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001133228-17-000583).

Finally, the Trust notes that pursuant to the SEC Staff’s IM Guidance Update No. 2016-06, Mutual Fund Fee Structures (December 15, 2016), and the Frequently Asked Questions on IM Guidance Update 2016-06 (Mutual Fund Fee Structures) issued on February 15, 2017, the Fund intends to submit under separate correspondence a request under Rule 485(b)(1)(vii), to treat this filing as the “template filing” to facilitate the addition of substantially identical disclosure regarding sales charge waivers for shareholders purchasing shares through certain financial intermediaries to the appendices of the prospectuses of certain other John Hancock Funds through the filing of Rule 497(e) prospectus supplements.

If you have any questions or comments, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee
Assistant Secretary